Main Regulations and Other - Additional Information (Detail) $ in Millions									1 Months Ended			12 Months Ended
	Apr. 01, 2018	Dec. 01, 2017	Aug. 25, 2017	Apr. 05, 2017 kg	Apr. 01, 2017	Jan. 13, 2017	May 18, 2016 MMBTU	Oct. 31, 2014	Dec. 31, 2017 USD ($)	Mar. 31, 2017 ARS ($)	Mar. 31, 2008	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017 USD ($) $ / Bbls MMBTU	Dec. 31, 2016 USD ($)	Dec. 31, 2015	Dec. 31, 2012 MMBTU
New natural gas exports [line items]
Percentage of penalty of cost on exported gas not re-entered						50.00%
Percentage of compensation distributed in program to companies															88.00%
Percentage of compensation distributed in program to province															12.00%
New resolution modification description															On November 2, 2017, MINEM Resolution 419-E/2017 was published and its Annex replaces the similar Annex of Resolution 46-E/2017. The new resolution modifies the previous one in the following aspects: a) It defines that the Initial Production to be calculated will be the “monthly mean Non-Conventional Gas production assessed for the period between July 2016 and June 2017”. It also, states that the Production Included, to the effect of the compensation, will be i) for the concessions with Initial Production lower than 500,000 m3/day, the total monthly production of Non-Conventional Gas coming from such Included Concession, to which the requesting company is entitled, and ii) for the concessions with Initial Production higher than 500,000 m3/day, the total monthly production of Non-Conventional Gas coming from such Included Concession, to which the requesting party is entitled, discounting the Initial Production. b) It modifies the definition of Effective Price, previously defined as “the average price weighted by volume of total natural gas sales of each company in the domestic market”, to “the average price weighted by volume of total natural gas sales in the Argentine Republic that will be published by the Secretariat of Hydrocarbon Resources”, regulating the guidelines to be followed for such calculation. c) A requirement to qualify for the Program is included, that is, that the investment plan submitted for each concession reaches a yearly mean production, in any consecutive period of twelve months before December 31, 2019, equal to or higher than 500,000 m3/day, and the obligation to reimburse the amounts of the compensation received (updated to reflect interest) corresponding to the concessions that do not reach the above mentioned production level, with the possibility that the Secretariat of Hydrocarbon Resources may require filing a surety bond to guarantee the eventual reimbursement of the compensations received by the participating companies, and retaining the power to suspend payments if such bond is not submitted.
License agreement period															35 or 45-year
Amount received corresponding to MINEM Resolution										$ 759
Minimum percentage of savings for subsidy															15.00%
Percentage discount on gas price															10.00%
Gas consumption percentage															20.00%
Percentage of natural gas price on consumption block base															100.00%
Percentage of natural gas price on surplus consumption															75.00%
Percentage of natural gas price on consumption paid															100.00%
Payment deferral of total amount of settlement percentage			50.00%
Percentage of energy from renewable sources									8.00%						8.00%
Applicable general income tax rate															35.00%	35.00%	35.00%
Withholding on capital gains percentage															15.00%
Calculation of actual or presumed gains equivalent base on sale price															90.00%
Applicable rate on foreign									15.00%
Percentage of net sale price where applicable rate calculated															90.00%
Social security percentage															19.50%
Natural Gas New Projects Stimulus Program [Member]
New natural gas exports [line items]
Project stimulus price | MMBTU							7.50
Natural Gas Additional Injection Stimulus Programs [member]
New natural gas exports [line items]
Maximum duration of program																		5 years
Program termination date																		Dec. 31, 2017
Ten Kg bottle [member]
New natural gas exports [line items]
Benchmark prices for butane commercialization chain | kg				63.89
Twelve Kg bottle [member]
New natural gas exports [line items]
Benchmark prices for butane commercialization chain | kg				76.67
Fifteen Kg bottle [member]
New natural gas exports [line items]
Benchmark prices for butane commercialization chain | kg				95.84
0 to 1 year [member]
New natural gas exports [line items]
Minimum sales price of natural gas to internal market | MMBTU															7.50
1 - 2 year [member]
New natural gas exports [line items]
Minimum sales price of natural gas to internal market | MMBTU															7.00
2 - 3 year [member]
New natural gas exports [line items]
Minimum sales price of natural gas to internal market | MMBTU															6.50
3 - 4 year [member]
New natural gas exports [line items]
Minimum sales price of natural gas to internal market | MMBTU															6.00
Scenario, Forecast [Member]
New natural gas exports [line items]
Applicable general income tax rate												25.00%	30.00%	30.00%
Top of range [member]
New natural gas exports [line items]
Percentage of tax effect on bank debit and credits															20.00%
Top of range [member] | Crude Oil Production Promotion Program [Member]
New natural gas exports [line items]
Economic compensation payable for total production of each beneficiary company | $ / Bbls															3.00
Additional economic compensation payable for total production of each beneficiary company															$ 3.00
Top of range [member] | Natural Gas Additional Injection Stimulus Programs [member]
New natural gas exports [line items]
Project stimulus price | MMBTU																		7.50
Bottom of range [member]
New natural gas exports [line items]
Percentage of exemption criteria as per new tariff scheme										15.00%
Bottom of range [member] | Crude Oil Production Promotion Program [Member]
New natural gas exports [line items]
Additional economic compensation payable for total production of each beneficiary company															2.00
Bottom of range [member] | Natural Gas Additional Injection Stimulus Programs [member]
New natural gas exports [line items]
Project stimulus price | MMBTU																		4.00
Hydrocarbon Distribution [Member]
New natural gas exports [line items]
Percentage of royalties in case of granted extensions								18.00%
Percentage of average basin price applicable to hydrocarbons								2.00%
Direct investment in foreign currency amended by law									$ 250,000,000						$ 250,000,000
Percentage of sale on production of liquid and gaseous hydrocarbons															20.00%
Percentage of export duty for liquid and gaseous hydrocarbons															0.00%
Hydrocarbons export duty period															Law No. 25,561 on Public Emergency and Exchange System Reform (“Public emergency law”), issued in January 2002, established duties for hydrocarbon exports for a five-year period. In January 2007, Law No. 26,217 extended this export withholding system for an additional five-year period and established specifically that this regime is also applicable to exports from the Province of Tierra del Fuego, which were previously exempt. In addition, Law No. 26,732 published in the Official Gazette in December 2011 extended for an additional 5 years the mentioned regime. On November 16, 2007, the Ministry of Economy and Production (“MEP”) published Resolution No. 394/2007, modifying the withholding regime on exports of crude oil and other refined products.
International crude oil price per barrel																$ 8
Percentage of general nominal rate on new regime																1.00%
International crude oil price per barrel on new regime																$ 71
International crude oil price per barrel description																International Price of crude oil (“IP”), calculated on the basis of the “Brent value” applicable to the export month minus eight dollars per barrel (US$ 8.00/bbl). The new regime establishes a general nominal rate of 1% while IP is below US$ 71/bbl. Additionally, the resolution establishes an increasing variable rate for export of crude oil while IP is above US$ 71/bbl; therefore, the producer will collect a maximum value of about US$ 70 per exported barrel, depending on the quality of crude oil sold. Likewise, the resolution establishes a variable increasing withholding rates for exports of diesel, gasoline, lubricants and other petroleum derivatives when IP exceeds US$ 71/bbl by using formulas allowing the producer to collect a portion of such higher price.
Withholding rate on export of natural gas											100.00%
Percentage of decrease in export duty rate											1.00%
Hydrocarbon Distribution [Member] | Top of range [member]
New natural gas exports [line items]
Percentage of maximum royalties established								12.00%
Maximum value of crude oil collected by producer per exported barrel																$ 70
Hydrocarbon Distribution [Member] | Bottom of range [member]
New natural gas exports [line items]
Direct investment in foreign currency									1,000,000,000						$ 1,000,000,000
Foreign currency from export of hydrocarbons to argentine market									$ 1,000,000,000						$ 1,000,000,000
Metrogas [member]
New natural gas exports [line items]
Public distribution service term															35 years
License renewal term															10 years
Percentage of equity acquired																70.00%
ENARGAS [member]
New natural gas exports [line items]
Percentage increase in natural gas rate resulting from CRT	30.00%	40.00%			30.00%